Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of basic and diluted earnings per share

	2025 pence	2024 pence	2023 pence
Basic earnings per share	141.1	63.2	121.6
Diluted earnings per share	138.8	62.2	119.9

Schedule of numbers of shares earnings per share	The numbers of shares used in calculating basic and diluted earnings per share are reconciled below:

Weighted average number of shares in issue	2025 millions	2024 millions	2023 millions
Basic	4,051	4,077	4,052
Dilution for share options and awards	66	65	59
Diluted	4,117	4,142	4,111